Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Proceed of construction in progress				¥ 100,300
Receivable from sales of buildings under construction				100,300
Depreciation expense	¥ 158	¥ 474	¥ 1,002	20,039	¥ 187,092
Impairment loss on property and equipment				199,575	313,354
Property and equipment, Net	¥ 342		500	38,940		$ 50	$ 70
Loss from disposal from property and equipment				19,448	¥ 454,224
Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Receivable from sales of buildings under construction				100,300
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Sale of buildings under construction				¥ 81,431